LOANS PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Jun. 05, 2020	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025
Debt Instrument [Line Items]
Loans recieved	$ 142,400
Debt interest per annum	3.75%	5.00%		5.00%
Monthly payment	$ 646
Debt instrument, maturity date, description	June 2021 with a maturity of 30 years
Directors and Officers Insurance Payment [Member]
Debt Instrument [Line Items]
Additional interest expenses		$ 6,515
Loans Payable [Member]
Debt Instrument [Line Items]
Additional interest expenses			$ 5,105